Trade and other payables (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables
Trade payables	$ 1,091,000,000	$ 1,060,000,000
Other payables and accruals including other tax and social security payable	210,000,000	220,000,000
Payables and accruals for exceptional items	7,000,000	13,000,000
Related party borrowings	9,000,000	5,000,000
Total trade and other payables	1,317,000,000	1,298,000,000
Value added tax payables	$ 45,000,000	$ 45,000,000